Summary of Significant Accounting Policies (Details 5) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Concentration Risk [Line Items]
Revenue		$ 569,946	$ 409,049		$ 245,274
Percentage of revenue		100.00%	100.00%		100.00%
United States
Concentration Risk [Line Items]
Revenue		$ 285,619	$ 173,967		$ 71,095
Percentage of revenue		50.00%	43.00%		29.00%
United Kingdom
Concentration Risk [Line Items]
Revenue		$ 173,584	$ 146,562		$ 113,835
Percentage of revenue		30.00%	36.00%		47.00%
European Union
Concentration Risk [Line Items]
Revenue		$ 92,566	$ 78,491		$ 58,177
Percentage of revenue		16.00%	19.00%		23.00%
Israel
Concentration Risk [Line Items]
Revenue		$ 1,806	$ 1,357		$ 1,052
Percentage of revenue	[1]
Other
Concentration Risk [Line Items]
Revenue		$ 16,371	$ 8,672		$ 1,115
Percentage of revenue		3.00%		[1]		[1]

[1]	Less than 1%